Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Capital Structure
The capital structure of the Group consists of debts (which includes the borrowings, lease liabilities and trade and other payables, less cash and bank balances) and equity attributable to equity holders of the company (comprising issued capital and reserves).

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Loans and borrowings (current and non-current) (Note 26 )	2,230,000	2,203,000	348,454
Lease liabilities (current and non-current) (Note 25)	39,778	40,531	6,410
Trade and other payables (current and non-current) (Note 22)	10,302,531	9,827,840	1,554,497
Less: Cash and bank balances (Note 16)	(6,447,538)	(5,331,555)	(843,307)

Net debts	6,124,771	6,739,816	1,066,054
Equity attributable to equity holders of the company	9,014,624	8,859,152	1,401,277

Total capital and net debts	15,139,395	15,598,968	2,467,331